UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	161,670	$24,583
H&R Block, Inc.	730,440	24,871
Johnson Controls, Inc.	199,990	7,174
Starbucks Corp.	114,570	6,962
Target Corp.	232,000	16,801
Tiffany & Co.	60,000	3,830
		84,221
Consumer Staples (15.3%):
CVS Health Corp.	297,430	28,729
Diageo PLC, ADR	134,300	14,460
Mead Johnson Nutrition Co.	191,000	13,846
Mondelez International, Inc., Class A	393,500	16,959
Philip Morris International, Inc.	280,500	25,248
The Coca-Cola Co.	478,000	20,516
The Hershey Co.	93,500	8,238
		127,996
Energy (6.8%):
Occidental Petroleum Corp.	318,929	21,952
Schlumberger Ltd.	479,680	34,666
		56,618
Financials (15.1%):
American Express Co.	201,870	10,800
Bank of America Corp.	1,534,880	21,703
Citigroup, Inc.	605,410	25,778
Citizens Financial Group, Inc.	423,000	8,989
The Bank of New York Mellon Corp.	688,980	24,955
The Goldman Sachs Group, Inc.	107,000	17,287
The Progressive Corp.	530,000	16,563
		126,075
Health Care (13.6%):
Baxter International, Inc.	479,050	17,533
Celgene Corp. (a)	114,500	11,487
Eli Lilly & Co.	79,730	6,307
Medtronic PLC	336,500	25,547
Merck & Co., Inc.	260,480	13,199
Perrigo Co. PLC	149,009	21,543
Pfizer, Inc.	585,430	17,850
		113,466
Industrials (12.6%):
Danaher Corp.	171,202	14,835
General Electric Co.	1,231,110	35,825
Masco Corp.	480,100	12,670
Nielsen Holdings PLC	231,084	11,129
Stanley Black & Decker, Inc.	85,520	8,068
Union Pacific Corp.	175,000	12,600
United Parcel Service, Inc.	111,698	10,410
		105,537
Information Technology (15.6%):
Alphabet, Inc., Class C (a)	43,191	32,089
Apple, Inc.	299,700	29,173
Cisco Systems, Inc.	709,370	16,876
EMC Corp.	866,700	21,468
SAP SE, ADR	156,560	12,493
Visa, Inc., Class A	243,330	18,126
		130,225

See notes to schedules of investments.

Security Description	Shares	Value
Materials (3.3%):
Air Products & Chemicals, Inc.	69,200	$8,768
Potash Corp. of Saskatchewan, Inc.	1,162,000	18,941
		27,709
Telecommunication Services (3.4%):
Verizon Communications, Inc.	572,000	28,583
Total Common Stocks (Cost $761,798)		800,430
Investment Companies (4.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	35,773,019	35,773
Total Investment Companies (Cost $35,773)		35,773
Total Investments (Cost $797,571) — 100.1%		836,203
Liabilities in excess of other assets — (0.1)%		(480)
NET ASSETS - 100.00%		$835,723

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on January 31, 2016.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
NewBridge Large Cap Growth Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Auto Components (2.1%):
Delphi Automotive PLC	23,375	$1,518

Communications Equipment (1.9%):
Palo Alto Networks, Inc. (a)	9,125	1,364

Consumer Staples (8.1%):
Constellation Brands, Inc., Class A	9,425	1,437
Costco Wholesale Corp.	12,550	1,897
Monster Beverage Corp. (a)	18,225	2,461
		5,795
Financials (2.3%):
The Charles Schwab Corp.	64,675	1,651

Health Care (17.8%):
Alexion Pharmaceuticals, Inc. (a)	11,800	1,722
Bristol-Myers Squibb Co.	21,850	1,358
Celgene Corp. (a)	27,250	2,734
Centene Corp. (a)	30,625	1,901
Cerner Corp. (a)	31,450	1,824
Edwards Lifesciences Corp. (a)	20,850	1,631
IDEXX Laboratories, Inc. (a)	22,225	1,559
		12,729
Hotels, Restaurants & Leisure (4.4%):
Starbucks Corp.	52,325	3,180

Industrials (2.0%):
Canadian Pacific Railway Ltd.	12,000	1,437

Internet & Catalog Retail (6.3%):
Amazon.com, Inc. (a)	5,450	3,199
The Priceline Group, Inc. (a)	1,225	1,305
		4,504
Internet Software & Services (13.1%):
Alphabet, Inc., Class C (a)	6,675	4,993
Facebook, Inc., Class A (a)	38,150	4,281
		9,274
IT Services (6.1%):
Cognizant Technology Solutions Corp., Class A (a)	23,925	1,515
Visa, Inc., Class A	38,700	2,882
		4,397
Materials (2.8%):
The Sherwin-Williams Co.	7,950	2,033

Semiconductors & Semiconductor Equipment (4.2%):
NXP Semiconductor NV (a)	22,425	1,677
Skyworks Solutions, Inc.	19,950	1,375
		3,052
Software (8.8%):
Adobe Systems, Inc. (a)	28,675	2,555
Electronic Arts, Inc. (a)	31,650	2,043
salesforce.com, Inc. (a)	24,475	1,666
		6,264
Specialty Retail (10.3%):
O’Reilly Automotive, Inc. (a)	8,975	2,342
Tractor Supply Co.	24,950	2,203
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	15,275	2,767
		7,312

See notes to schedules of investments.

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (4.1%):
Apple, Inc.	30,475	$2,966

Textiles, Apparel & Luxury Goods (3.4%):
NIKE, Inc., Class B	39,750	2,465
Total Common Stocks (Cost $45,626)		69,941
Investment Companies (1.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	1,186,061	1,186
Total Investment Companies (Cost $1,186)		1,186
Total Investments (Cost $46,812) — 99.4%		71,127
Other assets in excess of liabilities — 0.6%		422
NET ASSETS - 100.00%		$71,549

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on January 31, 2016.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Select Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (92.3%)
Consumer Discretionary (11.9%):
Advance Auto Parts, Inc.	918	$139
H&R Block, Inc.	6,156	210
		349
Consumer Staples (13.4%):
CVS Health Corp.	1,467	142
Diageo PLC, ADR	1,311	141
Mead Johnson Nutrition Co.	1,511	109
		392
Energy (5.0%):
Schlumberger Ltd.	2,032	147

Financials (12.7%):
American Express Co.	2,147	115
Citigroup, Inc.	2,767	118
The Bank of New York Mellon Corp.	3,831	139
		372
Health Care (9.6%):
Baxter International, Inc.	4,007	146
Perrigo Co. PLC	939	136
		282
Industrials (13.2%):
General Electric Co.	6,193	181
Nielsen Holdings PLC	2,140	103
United Parcel Service, Inc.	1,096	102
		386
Information Technology (19.5%):
Alphabet, Inc., Class C (a)	265	197
EMC Corp.	4,693	116
SAP SE, ADR	1,395	112
Visa, Inc., Class A	1,948	145
		570
Materials (7.0%):
Air Products & Chemicals, Inc.	727	92
Potash Corp. of Saskatchewan, Inc.	6,812	111
		203
Total Common Stocks (Cost $2,688)		2,701
Investment Companies (7.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	230,344	230
Total Investment Companies (Cost $230)		230
Total Investments (Cost $2,918) — 100.1%		2,931
Liabilities in excess of other assets — (0.1)%		(4)
NET ASSETS - 100.00%		$2,927

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on January 31, 2016.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.5%)
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	18,300	$2,782
H&R Block, Inc.	83,600	2,847
Johnson Controls, Inc.	23,000	825
Starbucks Corp.	13,100	796
Target Corp.	26,700	1,934
Tiffany & Co.	6,900	440
		9,624
Consumer Staples (15.3%):
CVS Health Corp.	33,900	3,274
Diageo PLC, ADR	15,300	1,647
Mead Johnson Nutrition Co.	22,000	1,595
Mondelez International, Inc., Class A	45,400	1,957
Philip Morris International, Inc.	32,300	2,907
The Coca-Cola Co.	55,100	2,365
The Hershey Co.	10,700	943
		14,688
Energy (6.8%):
Occidental Petroleum Corp.	36,800	2,533
Schlumberger Ltd.	55,000	3,975
		6,508
Financials (15.0%):
American Express Co.	23,000	1,231
Bank of America Corp.	177,000	2,503
Citigroup, Inc.	69,800	2,972
Citizens Financial Group, Inc.	48,100	1,022
The Bank of New York Mellon Corp.	78,200	2,832
The Goldman Sachs Group, Inc.	12,200	1,971
The Progressive Corp.	61,100	1,909
		14,440
Health Care (13.6%):
Baxter International, Inc.	55,200	2,020
Celgene Corp. (a)	13,200	1,324
Eli Lilly & Co.	9,200	728
Medtronic PLC	38,800	2,946
Merck & Co., Inc.	30,100	1,525
Perrigo Co. PLC	16,840	2,435
Pfizer, Inc.	67,400	2,055
		13,033
Industrials (12.6%):
Danaher Corp.	19,400	1,681
General Electric Co.	142,200	4,138
Masco Corp.	56,300	1,486
Nielsen Holdings PLC	26,600	1,281
Stanley Black & Decker, Inc.	9,900	934
Union Pacific Corp.	19,700	1,418
United Parcel Service, Inc.	12,800	1,193
		12,131
Information Technology (15.5%):
Alphabet, Inc., Class C (a)	4,887	3,631
Apple, Inc.	34,320	3,341
Cisco Systems, Inc.	80,500	1,915
EMC Corp.	99,900	2,475
SAP SE, ADR	18,000	1,436
Visa, Inc., Class A	28,400	2,116
		14,914
Materials (3.3%):
Air Products & Chemicals, Inc.	8,030	1,017

See notes to schedules of investments.

Security Description	Shares	Value
Potash Corp. of Saskatchewan, Inc.	131,700	$2,147
		3,164
Telecommunication Services (3.4%):
Verizon Communications, Inc.	65,900	3,293
Total Common Stocks (Cost $97,009)		91,795
Investment Companies (4.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	4,476,850	4,477
Total Investment Companies (Cost $4,477)		4,477
Total Investments (Cost $101,486) — 100.2%		96,272
Liabilities in excess of other assets — (0.2)%		(185)
NET ASSETS - 100.00%		$96,087

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on January 31, 2016.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Sycamore Established Value Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (88.7%)
Consumer Discretionary (9.7%):
CBS Corp., Class B	976,400	$46,379
Gannett Co., Inc.	1,424,800	21,144
Johnson Controls, Inc.	720,500	25,844
Nordstrom, Inc.	189,800	9,319
NVR, Inc. (a)	15,700	25,921
Panera Bread Co., Class A (a)	183,700	35,638
TEGNA, Inc.	1,638,200	39,333
The Interpublic Group of Cos., Inc.	1,667,500	37,419
Tiffany & Co.	279,000	17,811
		258,808
Consumer Staples (7.2%):
Flowers Foods, Inc.	1,380,675	28,359
Ingredion, Inc.	409,087	41,203
Kellogg Co.	534,300	39,239
McCormick & Co., Inc.	471,100	41,443
Sysco Corp.	1,027,500	40,905
		191,149
Energy (4.1%):
Cimarex Energy Co.	473,100	43,999
Devon Energy Corp.	1,014,200	28,296
Energen Corp.	1,032,300	36,409
		108,704
Financials (16.4%):
Aflac, Inc.	767,200	44,467
Alleghany Corp. (a)	107,200	51,233
American Financial Group, Inc.	386,200	27,412
Citizens Financial Group, Inc.	2,424,600	51,523
DDR Corp.	2,692,900	46,076
Invesco Ltd.	856,900	25,647
Markel Corp. (a)	13,400	11,262
Marsh & McLennan Cos., Inc.	668,800	35,667
Old Republic International Corp.	1,070,100	19,347
SunTrust Banks, Inc.	1,460,300	53,418
Unum Group	1,713,600	49,078
Waddell & Reed Financial, Inc.	801,400	21,990
		437,120
Health Care (5.7%):
Agilent Technologies, Inc.	1,210,800	45,586
C.R. Bard, Inc.	232,100	42,537
DENTSPLY International, Inc.	560,700	33,020
PerkinElmer, Inc.	651,200	31,466
		152,609
Industrials (15.2%):
Allison Transmission Holdings, Inc.	1,086,292	25,843
Hubbell, Inc. (a)	375,900	33,993
Ingersoll-Rand PLC	580,700	29,889
Jacobs Engineering Group, Inc. (a)	1,201,400	47,131
Masco Corp.	643,200	16,974
Old Dominion Freight Line, Inc. (a)	736,800	40,399
Owens Corning	426,000	19,677
Parker-Hannifin Corp.	559,900	54,399
Republic Services, Inc., Class A	805,000	35,179
Rockwell Automation, Inc.	409,200	39,107
Xylem, Inc.	1,707,700	61,391
		403,982
Information Technology (14.3%):
Analog Devices, Inc.	658,500	35,467
Avnet, Inc.	1,104,372	44,087
Booz Allen Hamilton Holdings Corp.	1,413,000	39,973

See notes to schedules of investments.

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	532,900	$28,542
Fidelity National Information Services, Inc.	624,000	37,272
FLIR Systems, Inc.	1,241,700	36,307
Keysight Technologies, Inc. (a)	1,801,700	42,160
KLA-Tencor Corp.	386,600	25,898
On Semiconductor Corp. (a)	3,678,400	31,487
Synopsys, Inc. (a)	770,800	33,067
Teradata Corp. (a)	1,051,100	25,584
		379,844
Materials (7.9%):
AptarGroup, Inc.	748,900	54,596
Avery Dennison Corp.	636,300	38,744
International Flavors & Fragrances, Inc.	227,800	26,643
Reliance Steel & Aluminum Co.	725,100	41,287
Scotts Co.	705,400	48,447
		209,717
Utilities (8.2%):
Alliant Energy Corp.	837,200	54,703
Atmos Energy Corp.	790,500	54,718
DTE Energy Co.	625,100	53,140
Xcel Energy, Inc.	1,468,500	56,126
		218,687
Total Common Stocks (Cost $2,229,624)		2,360,620
Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index Fund	601,900	39,063
Total Exchange-Traded Funds (Cost $32,606)		39,063
Investment Companies (9.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	254,868,876	254,869
Total Investment Companies (Cost $254,869)		254,869
Total Investments (Cost $2,517,099) — 99.8%		2,654,552
Other assets in excess of liabilities — 0.2%		6,173
NET ASSETS - 100.00%		$2,660,725

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on January 31, 2016.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Sycamore Small Company Opportunity Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (94.5%)
Consumer Discretionary (5.9%):
Buffalo Wild Wings, Inc. (a)	184,600	$28,115
Caleres, Inc.	346,600	9,317
Callaway Golf Co.	2,742,200	23,885
Culp, Inc.	495,825	12,554
Modine Manufacturing Co. (a)	2,374,316	15,243
Steven Madden Ltd. (a)	562,300	18,157
The E.W. Scripps Co., Class A	1,622,000	30,785
Tumi Holdings, Inc. (a)	1,106,600	19,132
		157,188
Consumer Staples (3.3%):
Flowers Foods, Inc.	1,303,625	26,777
Lancaster Colony Corp.	87,600	8,907
Sanderson Farms, Inc.	286,400	23,261
The Andersons, Inc.	995,480	29,178
		88,123
Energy (2.8%):
Delek US Holdings, Inc.	1,092,700	18,598
Helix Energy Solutions Group, Inc. (a)	3,721,200	14,996
Synergy Resources Corp. (a)	3,719,500	23,582
Unit Corp. (a)	1,832,700	19,115
		76,291
Financials (23.6%):
American Financial Group, Inc.	401,800	28,520
Argo Group International Holdings	328,896	18,691
Associated Banc-Corp.	1,625,509	28,528
Brown & Brown, Inc.	1,500,600	45,393
Columbia Banking System, Inc.	1,493,800	44,261
Eagle Bancorp, Inc. (a)	917,100	43,324
Endurance Specialty Holdings Ltd.	215,300	13,334
FBL Financial Group, Inc., Class A	146,310	8,934
FNB Corp.	3,572,100	43,044
Independent Bank Corp.	743,071	33,966
Infinity Property & Casualty Corp.	335,900	26,667
Lakeland Financial Corp.	516,100	22,600
LaSalle Hotel Properties	630,600	13,974
LTC Properties, Inc.	875,800	38,999
Old National Bancorp	3,078,700	37,930
Old Republic International Corp.	1,155,000	20,882
Opus Bank	500,900	16,525
PacWest Bancorp	715,800	26,277
Potlatch Corp.	800,900	23,098
Safety Insurance Group, Inc.	250,100	14,111
South State Corp.	268,100	17,922
Sterling BanCorp	3,158,200	49,615
Virtus Investment Partners, Inc.	210,300	18,506
		635,101
Health Care (7.9%):
Analogic Corp.	258,300	19,132
Bruker Corp. (a)	1,455,646	32,504
Haemonetics Corp. (a)	1,145,900	36,256
Integra LifeSciences Holdings Corp. (a)	313,500	19,265
Owens & Minor, Inc.	1,371,600	47,526
STERIS PLC	245,328	16,987
VWR Corp. (a)	162,700	3,980
WellCare Health Plans, Inc. (a)	345,750	26,270
West Pharmaceutical Services, Inc.	167,300	9,573
		211,493
Industrials (24.6%):
ABM Industries, Inc.	1,063,024	31,923
Aerojet Rocketdyne Holdings, Inc. (a)	1,327,600	21,839

See notes to schedules of investments.

Security Description	Shares	Value
Alamo Group, Inc.	341,800	$18,126
Altra Industrial Motion Corp.	1,091,521	24,516
Applied Industrial Technologies, Inc.	861,100	33,101
Astec Industries, Inc.	467,300	17,430
AZZ, Inc.	507,800	26,142
Barnes Group, Inc.	1,284,100	41,745
Beacon Roofing Supply, Inc. (a)	164,700	6,670
Briggs & Stratton Corp.	780,100	15,337
Carlisle Cos., Inc.	327,184	27,379
Celadon Group, Inc.	1,377,700	10,939
Crane Co.	234,625	11,206
EMCOR Group, Inc.	1,186,100	54,205
Esterline Technologies Corp. (a)	343,400	27,029
Forward Air Corp.	486,600	21,002
FTI Consulting, Inc. (a)	827,200	28,034
Granite Construction, Inc.	778,753	30,083
Korn/Ferry International	105,000	3,235
Mueller Industries, Inc.	509,100	12,957
Progressive Waste Solutions Ltd.	1,175,900	33,125
Quanex Building Products Corp.	1,654,000	30,616
Standex International Corp.	316,100	22,829
UniFirst Corp.	429,700	45,246
Watts Water Technologies, Inc., Class A	465,200	22,920
Werner Enterprises, Inc.	551,800	13,326
Woodward, Inc.	605,300	27,958
		658,918
Information Technology (14.8%):
Acxiom Corp. (a)	1,655,800	30,963
ADTRAN, Inc.	960,900	17,450
Anixter International, Inc. (a)	704,300	34,821
Diodes, Inc. (a)	1,143,000	21,866
Entegris, Inc. (a)	2,399,200	27,975
Ingram Micro, Inc., Class A	1,129,300	31,846
Littelfuse, Inc.	331,900	33,821
ManTech International Corp., Class A	496,000	14,300
Mentor Graphics Corp.	1,694,300	29,447
Mesa Laboratories, Inc.	112,900	11,742
Microsemi Corp. (a)	557,600	17,676
MKS Instruments, Inc.	976,751	34,615
Plexus Corp. (a)	1,111,900	38,860
PTC, Inc. (a)	838,200	24,819
Sykes Enterprises, Inc. (a)	899,900	26,493
		396,694
Materials (6.5%):
Cabot Corp.	769,433	31,039
Calgon Carbon Corp.	1,702,804	27,568
Compass Minerals International, Inc.	499,800	37,410
H.B. Fuller Co.	954,200	35,516
Hawkins, Inc.	368,233	13,798
Orion Engineered Carbons SA	1,087,100	13,143
Sensient Technologies Corp.	291,256	17,379
		175,853
Utilities (5.1%):
ALLETE, Inc.	655,300	34,665
El Paso Electric Co.	880,500	36,039
MGE Energy, Inc.	310,900	15,063
NorthWestern Corp.	553,700	30,919
ONE Gas, Inc.	368,200	20,825
		137,511
Total Common Stocks (Cost $2,546,461)		2,537,172

See notes to schedules of investments.

Security Description	Shares	Value
Exchange-Traded Funds (1.2%)
iShares Russell 2000 Value Index Fund	377,500	$32,435
Total Exchange-Traded Funds (Cost $33,821)		32,435
Investment Companies (3.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	101,166,392	101,166
Total Investment Companies (Cost $101,166)		101,166
Total Investments (Cost $2,681,448) — 99.5%		2,670,773
Other assets in excess of liabilities — 0.5%		14,691
NET ASSETS - 100.00%		$2,685,464

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on January 31, 2016.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Expedition Emerging Markets Small Cap Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (92.9%)
Bermuda (1.3%):
Consumer Discretionary (1.3%):
Texwinca Holdings Ltd.	156,000	$151

Brazil (1.7%):
Consumer Discretionary (1.0%):
Lojas Renner SA	24,600	109

Industrials (0.7%):
Localiza Rent a Car SA	15,400	84
		193
Cayman Islands (2.5%):
Consumer Discretionary (2.5%):
Nagacorp Ltd.	198,000	121
Nexteer Automotive Group Ltd.	168,000	174
		295
China (2.7%):
Consumer Discretionary (1.5%):
Shenzhou International Group Holdings Ltd.	32,000	172

Health Care (0.2%):
China Animal Healthcare Ltd. (b)(c)	60,000	19

Industrials (1.0%):
Sinopec Engineering Group Co. Ltd., H Shares	141,500	119
		310
Hong Kong (4.2%):
Consumer Discretionary (0.9%):
Melco International Development Ltd.	88,000	107

Energy (1.0%):
NewOcean Energy Holdings Ltd.	352,000	119

Information Technology (1.2%):
Tongda Group Holdings Ltd.	870,000	140

Telecommunication Services (1.1%):
Citic Telecom International Holdings Ltd.	367,000	127
		493
India (14.4%):
Consumer Discretionary (1.1%):
Mahindra CIE Automotive Ltd. (b)	36,770	128

Consumer Staples (1.9%):
CCL Products India Ltd.	46,091	115
Eveready Industries India Ltd.	29,251	108
		223
Financials (2.2%):
Dewan Housing Finance Corp. Ltd.	43,766	120
IIFL Holdings Ltd. (b)	46,860	145
		265
Health Care (4.4%):
Ajanta Pharma Ltd.	5,636	106
Marksans Pharma Ltd.	96,349	92
Natco Pharma Ltd.	22,725	178
Suven Life Sciences Ltd.	41,534	136
		512
Industrials (3.7%):
Ashoka Buildcon Ltd.	59,269	170
Kajaria Ceramics Ltd.	10,131	146
Simplex Infrastructures Ltd.	27,938	115
		431
Materials (1.1%):

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Aarti Industries Ltd.	17,365	$127
		1,686
Indonesia (5.4%):
Consumer Discretionary (2.3%):
PT ACE Hardware Indonesia TBK	2,497,300	146
PT Pan Brothers TBK	3,966,200	123
		269
Industrials (2.1%):
PT Arwana Citramulia TBK	3,256,700	115
PT Pembangunan Perumahan Persero TBK	462,900	132
		247
Telecommunication Services (1.0%):
PT Link Net TBK (b)	462,400	111
		627
Jersey (1.0%):
Health Care (1.0%):
Integrated Diagnostics Holdings PLC (b)	24,981	119

Korea, Republic Of (19.7%):
Consumer Discretionary (5.3%):
CJ CGV Co. Ltd. (b)	1,592	181
Hanssem Co. Ltd.	686	157
Seoul Auction Co. Ltd. (b)	8,326	165
Shinsegae Food Co. Ltd.	897	121
		624
Consumer Staples (3.1%):
Cosmax, Inc.	898	142
E-MART, Inc.	768	106
Muhak Co. Ltd. (b)	4,433	113
		361
Health Care (7.8%):
Dong-A ST Co. Ltd.	1,047	140
Huvitz Co. Ltd. (b)	9,239	122
Interojo Co. Ltd.	4,877	180
Medy-Tox, Inc.	343	149
Osstem Implant Co. Ltd. (b)	2,082	144
Value Added Technology Co. Ltd. (b)	4,304	174
		909
Industrials (2.5%):
Aero Space Technology of Korea, Inc. (b)	5,666	115
Hyundai Engineering & Construction Co. Ltd.	5,820	180
		295
Information Technology (1.0%):
Silicon Works Co. Ltd. (b)	4,999	118
		2,307
Malaysia (6.2%):
Consumer Staples (1.0%):
Karex Berhad	116,638	115

Health Care (1.3%):
KPJ Healthcare Berhad	142,500	149

Industrials (1.2%):
SKP Resources Berhad	111,100	36
Sunway Construction Group Berhad (b)	340,000	112
		148
Information Technology (2.7%):
IFCA MSC Berhad	613,000	116
My E.G. Services Berhad	362,300	200
		316
		728

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Mexico (1.2%):
Consumer Discretionary (1.2%):
Alsea S.A.B. de C.V.	40,500	$144

Philippines (1.8%):
Consumer Staples (0.9%):
Robinsons Retail Holdings, Inc.	83,630	104

Materials (0.9%):
D&L Industries, Inc.	618,100	106
		210
Poland (1.2%):
Financials (1.2%):
Kruk SA	3,361	135

Industrials (0.0%):(d)
PKP Cargo SA	188	2
		137
Singapore (1.0%):
Materials (1.0%):
Midas Holdings Ltd.	655,400	118

South Africa (2.0%):
Consumer Staples (2.0%):
Clicks Group Ltd.	20,884	115
Tiger Brands Ltd.	6,479	119
		234
Taiwan, Province of China (12.5%):
Consumer Discretionary (5.9%):
Basso Industry Corp.	74,000	144
Eclat Textile Co. Ltd.	7,000	100
Hota Industrial Manufacturing Co. Ltd.	52,254	220
Nan Liu Enterprise Co. Ltd.	28,000	126
Poya Co. Ltd.	11,281	104
		694
Health Care (1.0%):
Intai Technology Corp.	30,000	110

Industrials (2.5%):
Sporton International, Inc.	19,502	118
Voltronic Power Technology Corp.	11,000	171
		289
Information Technology (2.2%):
CHIPBOND Technology Corp.	76,000	108
Wistron NeWeb Corp.	59,180	151
		259
Materials (0.9%):
Yeong Guan Energy Technology Group Co. Ltd.	17,000	108
		1,460
Thailand (8.2%):
Consumer Discretionary (3.5%):
Beauty Community PCL	991,100	145
Major Cineplex Group PLC	176,951	139
MC Group Public Co. Ltd. - NVDR	366,800	121
		405
Consumer Staples (1.0%):
Thai Union Frozen Products Public Co. Ltd.	235,100	122

Financials (1.1%):
Krungthai Card Public Co. Ltd. - NVDR	55,000	135

Health Care (1.4%):

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Chularat Hospital Public Co. Ltd. - NVDR	2,444,600	$167

Information Technology (1.2%):
KCE Electronics Public Co. Ltd	63,000	135
		964
Turkey (3.5%):
Consumer Discretionary (1.2%):
Tofas Turk Otomobil Fabrikasi AS	20,207	140

Consumer Staples (1.3%):
Ulker Biskuvi Sanayi AS	23,211	148

Materials (1.0%):
Akcansa Cimento A.S.	25,739	115
		403
United Arab Emirates (2.4%):
Consumer Staples (1.1%):
Agthia Group PJSC	67,659	129

Health Care (1.3%):
NMC Health PLC	11,355	156
		285
Total Common Stocks (Cost $11,086)		10,864
Rights (0.0%)(d)
Taiwan, Province Of China (0.0%):(d)
Consumer Discretionary (0.0%):(d)
Eclat Textile Co. RTS Expires 02/17/16 @ $320 (b)	160	1
Total Rights (Cost $—)		1
Cash Equivalents (6.7%)
United States (6.7%):
Citibank Money Market Deposit Account, 0.05% (e)	$788	788
Total Cash Equivalents (Cost $788)		788
Total Investments (Cost $11,874) — 99.6%		11,653
Other assets in excess of liabilities — 0.4%		41
NET ASSETS - 100.00%		$11,694

(a)                   All securities, except those traded on exchanges in Brazil, Cayman Islands and Mexico were fair valued at January 31, 2016.

(b)                   Non-income producing security.

(c)                    The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and has classified it as a Level 3 security. At January 31, 2016, illiquid securities were 0.20% of the Fund’s net assets.

(d)                   Amount represents less than 0.05% of net assets.

(e)                    Rate periodically changes. Rate disclosed is the daily yield on January 31, 2016.

NVDR—Non-Voting Depository Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
NewBridge Global Equity Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.1%)
Australia (1.2%):
Financials (1.2%):
Dexus Property Group	26,613	$140

Belgium (2.3%):
Financials (2.3%):
Ageas	6,397	260

Brazil (0.8%):
Consumer Staples (0.8%):
Ambev SA, ADR	19,830	93

Canada (2.8%):
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	3,018	132

Telecommunication Services (1.6%):
BCE, Inc.	4,570	184
		316
China (2.0%):
Information Technology (2.0%):
Alibaba Group Holding Ltd., ADR (b)	1,074	72
Tencent Holdings Ltd.	8,400	158
		230
Curacao (2.0%):
Energy (2.0%):
Schlumberger Ltd.	3,243	234

Denmark (1.6%):
Financials (0.5%):
Danske Bank A/S	2,234	60

Health Care (1.1%):
Novo Nordisk A/S, Class B	2,309	129
		189
Finland (1.0%):
Financials (1.0%):
Sampo Oyj, Class A	2,256	109

France (2.1%):
Consumer Discretionary (0.9%):
Valeo SA	758	98

Industrials (1.2%):
Vinci SA	2,079	141
		239
Germany (1.4%):
Financials (1.4%):
Allianz SE	1,024	166

Hong Kong (0.5%):
Financials (0.5%):
AIA Group Ltd.	11,400	63

Ireland (Republic of) (3.5%):
Health Care (0.7%):
Shire PLC	1,503	84

Information Technology (2.8%):

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Accenture PLC, Class A	2,975	$314
		398
Israel (0.9%):
Health Care (0.9%):
Teva Pharmaceutical Industries Ltd., ADR	1,701	105

Italy (1.1%):
Energy (1.1%):
Eni SpA	8,843	128

Japan (8.9%):
Consumer Discretionary (1.5%):
Toyota Motor Corp.	2,800	169

Consumer Staples (1.5%):
LAWSON, Inc.	2,200	174

Financials (1.6%):
Sumitomo Mitsui Financial Group, Inc.	5,500	185

Health Care (0.8%):
SUZUKEN Co., Ltd.	2,700	93

Industrials (1.8%):
ITOCHU Corp.	17,600	207

Telecommunication Services (1.7%):
Nippon Telegraph & Telephone Corp.	4,400	187
		1,015
Korea, Republic Of (1.4%):
Consumer Staples (0.9%):
KT&G Corp.	1,206	105

Utilities (0.5%):
Korea Electric Power Corp.	1,343	59
		164
Netherlands (5.9%):
Consumer Discretionary (1.3%):
Wolters Kluwer NV	4,301	147

Energy (2.5%):
Royal Dutch Shell PLC, Class B	13,357	291

Information Technology (0.7%):
NXP Semiconductor NV (b)	1,061	79

Materials (1.4%):
LyondellBasell Industries NV, Class A	2,018	157
		674
Singapore (1.1%):
Financials (1.1%):
DBS Group Holdings Ltd.	12,688	126

Sweden (1.1%):
Materials (1.1%):
Boliden AB	9,145	127

Switzerland (7.0%):
Financials (5.7%):
Chubb Ltd.	2,207	250
Swiss Re AG	4,288	399
		649
Health Care (1.3%):
Roche Holding AG	588	152
		801

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Taiwan, Province of China (0.8%):
Information Technology (0.8%):
Hon Hai Precision Industry Co. Ltd.	40,500	$95

United Arab Emirates (0.7%):
Financials (0.7%):
Dubai Islamic Bank PJSC	47,982	76

United Kingdom (2.4%):
Consumer Discretionary (0.9%):
Delphi Automotive PLC	1,546	100

Telecommunication Services (1.5%):
BT Group PLC	24,559	171
		271
United States (44.6%):
Consumer Discretionary (6.2%):
Amazon.com, Inc. (b)	153	90
NIKE, Inc., Class B	1,427	89
O’Reilly Automotive, Inc. (b)	510	133
Starbucks Corp.	1,121	68
The Home Depot, Inc.	2,627	330
		710
Consumer Staples (4.8%):
Campbell Soup Co.	1,585	89
Constellation Brands, Inc., Class A	394	60
Costco Wholesale Corp.	374	57
CVS Health Corp.	1,750	169
The Estee Lauder Cos., Inc., Class A	696	59
The Kroger Co.	3,053	119
		553
Energy (1.7%):
Valero Energy Corp.	2,892	196

Financials (4.7%):
Discover Financial Services	3,603	165
SunTrust Banks, Inc.	5,214	191
The Travelers Cos., Inc.	1,657	177
		533
Health Care (6.9%):
AmerisourceBergen Corp.	1,621	145
Amgen, Inc.	1,203	184
Celgene Corp. (b)	774	78
Cerner Corp. (b)	1,196	69
Health Net, Inc. (b)	3,681	244
Quintiles Transnational Holdings, Inc. (b)	1,126	68
		788
Industrials (7.1%):
Cintas Corp.	1,645	141
Delta Air Lines, Inc.	2,581	114
General Dynamics Corp.	942	126
Orbital ATK, Inc.	961	87
The Boeing Co.	1,398	168
Union Pacific Corp.	2,432	175
		811
Information Technology (11.4%):
Alphabet, Inc., Class C (b)	495	368
Apple, Inc.	3,101	302
Cisco Systems, Inc.	5,014	119
Electronic Arts, Inc. (b)	1,313	85
MasterCard, Inc., Class A	969	86
Microsoft Corp.	3,688	203

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Visa, Inc., Class A	1,952	$146
		1,309
Materials (1.8%):
Crown Holdings, Inc. (b)	4,599	211
		5,111
Total Common Stocks (Cost $11,043)		11,130

Exchange Traded Funds (1.8%)
United States (1.8%):
iShares MSCI India ETF	3,467	90
Vanguard FTSE Emerging Markets ETF	3,595	111
		201
Total Exchange Traded Funds (Cost $234)		201
Total Investments (Cost $11,277) — 98.9%		11,331
Other assets in excess of liabilities — 1.1%		126
NET ASSETS - 100.00%		$11,457

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Canada and Brazil were fair valued at January 31, 2016.
(b)	Non-income producing security.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Fund for Income	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (71.3%)
Multi-family (2.8%):
Collateralized Mortgage Obligations (2.5%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$3,293	$3,506
Series 2010-140, Class AC, 7.00%, 12/16/37	1,783	1,806
Series 2010-155, Class BH, 7.00%, 6/16/39	7,320	7,629
Series 2012-33, Class AB, 7.00%, 3/16/46	6,577	7,414
Series 2012-67, Class AF, 7.00%, 4/15/44	2,183	2,323
		22,678
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	217	223
7.50%, 8/15/21	120	127
6.00%, 1/15/22	116	126
7.92%, 7/15/23	441	443
7.75%, 6/15/30 - 9/15/33	757	760
8.25%, 9/15/30	226	227
8.00%, 1/15/31 - 11/15/33	1,350	1,357
		3,263
Single Family (68.5%):
Collateralized Mortgage Obligations (4.4%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	407	462
Series 1997-8, Class PN, 7.50%, 5/16/27	64	73
Series 1999-4, Class ZB, 6.00%, 2/20/29	575	647
Series 1999-40, Class ZW, 7.50%, 11/20/29	220	256
Series 2000-9, Class Z, 8.00%, 6/20/30	101	121
Series 2001-10, Class PE, 6.50%, 3/16/31	390	445
Series 2001-15, Class ZH, 6.00%, 4/20/31	443	497
Series 2001-21, Class PE, 6.50%, 5/16/31	332	379
Series 2001-41, Class PC, 6.50%, 8/20/31	77	78
Series 2002-22, Class GF, 6.50%, 3/20/32	68	79
Series 2002-33, Class ZJ, 6.50%, 5/20/32	192	226
Series 2002-40, Class UK, 6.50%, 6/20/32	296	349
Series 2002-45, Class QE, 6.50%, 6/20/32	121	141
Series 2002-47, Class ZA, 6.50%, 7/20/32	326	379
Series 2002-47, Class PG, 6.50%, 7/16/32	46	55
Series 2005-72, Class H, 11.50%, 11/16/17	6	6
Series 2005-74, Class HC, 7.50%, 9/16/35	140	162
Series 2005-74, Class HB, 7.50%, 9/16/35	35	41
Series 2011-166, Class NT, 7.76%(a), 11/20/31	2,117	2,578
Series 2012-106, Class JM, 7.30%(a), 10/20/34	1,719	2,097
Series 2012-30, Class WB, 7.15%(a), 11/20/39	8,159	9,594
Series 2013-190, Class KT, 8.31%(a), 9/20/30	5,033	5,591
Series 2013-51, Class BL, 6.09%(a), 4/20/34	4,714	5,352
Series 2013-64, Class KY, 6.97%(a), 12/20/38	3,316	3,890
Series 2013-70, Class KP, 7.21%(a), 2/20/39	3,153	3,725
Series 2014-74, Class PT, 7.65%(a), 5/16/44	720	847
Series 2015-55, Class PT, 8.07%, 6/20/39	2,729	3,226
		41,296
Pass-throughs (64.1%):
Government National Mortgage Assoc.
7.00%, 4/15/16 - 10/20/38	149,146	180,933
8.75%, 3/20/17	3	3
8.00%, 7/20/17 - 4/15/38	59,095	73,237
9.00%, 12/15/17 - 10/15/29	422	487
7.75%, 11/15/20	721	777
7.95%, 9/15/22	77	87
7.50%, 12/20/22 - 4/20/43	73,812	90,340
7.13%, 3/15/23 - 7/15/25	2,874	3,240
5.50%, 7/15/23 - 7/20/33	679	760

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
6.00%, 9/20/23 - 6/15/40	$50,132	$58,048
10.00%, 4/15/25 - 2/15/26	5,361	5,929
9.50%, 7/15/25	3	3
6.50%, 12/15/25 - 3/1/43	155,313	183,049
8.50%, 11/20/31 - 2/15/32	3,759	4,437
Series 2014-69, Class W, 7.27%, 11/20/34 (a)	257	305
		601,635
Total Government National Mortgage Association (Cost $659,355)		668,872

U.S. Treasury Obligations (27.9%)
U.S. Treasury Bills, 0.24%, 3/10/16 (b)	30,990	30,982
U.S. Treasury Bonds
9.13%, 5/15/18	66,510	79,038
9.00%, 11/15/18	114,460	139,784
8.88%, 2/15/19	9,848	12,182
Total U.S. Treasury Obligations (Cost $261,462)		261,986

Investment Companies (0.0%)(c)
Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (d)	100,367	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $920,917) — 99.2%		930,958
Other assets in excess of liabilities — 0.8%		7,835
NET ASSETS - 100.00%		$938,793

(a)	Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2016.
(b)	Rate represents the effective yield at purchase.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on January 31, 2016.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.3%)
Alaska (0.9%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A, 5.13%, 4/1/19, AGM	$500	$559

Arizona (3.0%):
Arizon Board of Rights State University System Revenue, Series D, 5.00%, 7/1/46, Callable 7/1/25 @ 100	1,000	1,165
City of Cottonwood Arizona Pledged Revenue
2.00%, 7/1/18, AGM	375	383
2.00%, 7/1/19, AGM	100	103
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	280
		1,931
California (3.9%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,144
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (a)	270	297
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	289
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	670
		2,400
Colorado (2.3%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	390
Colorado Mesa University Co. Enterprise Revenue, 3.38%, 5/15/45, Callable 5/15/26 @ 100, State Higher Education Intercept Program (b)	450	435
Colorado State Board of Governors University Enterprise System Revenue, Series F, 2.00%, 3/1/22	575	602
		1,427
Florida (16.6%):
Callaway Florida Capital Improvement Revenue, 3.00%, 8/1/27, Callable 8/1/25 @ 100, AGM	220	226
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	5,000	5,858
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, 5.00%, 10/1/31, Callable 10/1/24 @ 100, AGM (a)	300	354
Miami-Dade County Florida Water & Sewer Revenue
Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100 (a)	1,000	1,128
Series B, 5.25%, 10/1/20, AGM	1,050	1,243
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,610
		10,419
Georgia (1.2%):
DeKalb County Georgia Water & Sewerage Revenue, 2.00%, 10/1/21	745	770

Illinois (3.4%):
Cook County Illinois School District Number 101 Western Springs, Alternative Revenue Source, Series B, GO, 4.25%, 11/1/38, Callable 11/1/23 @ 100 (a)	1,095	1,154
Kane County Illinous School District No 131 Aurora East Side, GO, 2.00%, 12/1/20, BAM	1,000	1,015
		2,169
Indiana (4.4%):
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,086
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	1,500	1,693
		2,779
Kansas (2.2%):
Washburn University Kansas Revenue, Series A, 4.00%, 7/1/41, Callable 7/1/25 @ 100	790	822

See notes to schedules of investments.

Security Description	Principal Amount	Value
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, Prerefunded, ETM	$500	$544
		1,366
Kentucky (2.9%):
Kentucky State Property & Buildings Commission Revenue, 5.00%, 8/1/21	1,565	1,857

Maryland (2.5%):
Maryland State Health & Higher Educational Facilities Authority Revenue, LifeBridge Health Obligated Group, 4.13%, 7/1/47, Callable 7/1/25 @ 100	1,500	1,565

Michigan (4.1%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (a)	200	229
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,458
South Haven Michigan Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/40, Callable 5/1/25 @ 100, AGM	750	859
		2,546
Minnesota (3.7%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	638
Saint Louis County Minnesota Independent School District Number 2142, School Building, Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,721
		2,359
New Jersey (2.3%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,421

New York (1.3%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	740	790

Ohio (8.9%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,003
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100 (a)	1,000	1,148
Lucas County Ohio Hospital Revenue, Promedica Health Care, Series B, 4.00%, 11/15/45, Callable 11/15/25 @ 100	1,400	1,443
		5,594
Pennsylvania (3.6%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	542
North Pocono Pennsylvania School District, Series A, GO, 2.00%, 9/15/21, State Aid Withholding	500	512
Pennsylvania State, Series 1, GO, 5.00%, 7/1/22	1,000	1,207
		2,261
South Carolina (2.0%):
South Carolina State Public Service Authority Revenue, Series A, 4.00%, 12/1/49, Callable 12/1/20 @ 100 (b)	1,250	1,262

Tennessee (0.8%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100 (a)	500	534

Texas (25.5%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD (a)	1,000	1,155
Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,273
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	961
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD (c)	1,500	1,691
Garland Texas Independent School District
Series A, GO, 3.00%, 2/15/20, Callable 3/10/16 @ 100, PSF-GTD (a)	550	551

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Series A, GO, 3.00%, 2/15/22, Callable 3/10/16 @ 100, PSF-GTD (a)(c)	$725	$727
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,426
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,526
Humble Independent School District, School Building, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,433
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	823
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,541
		16,107
Washington (1.8%):
Snohomish County Washington Public Utility District #1 Electric Revenue, 5.00%, 12/1/40, Callable 12/1/25 @ 100	1,000	1,165
Total Municipal Bonds (Cost $56,693)		61,281
Investment Companies (1.4%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (d)	855,551	856
Total Investment Companies (Cost $856)		856
Total Investments (Cost $57,549) — 98.7%		62,137
Other assets in excess of liabilities — 1.3%		846
NET ASSETS - 100.00%		$62,983

(a)	Continuously callable with 30 days notice.
(b)	Security purchased on a when-issued basis.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Rate disclosed is the daily yield on January 31, 2016.

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified-School Board Loan

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.1%)
General Obligations (55.2%):
County, City & Special District (15.5%):
Columbus, Series A, 5.00%, 6/1/19	$2,000	$2,274
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	604
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,218
Summit County
Series R, 5.50%, 12/1/17, FGIC	930	1,013
Series R, 5.50%, 12/1/18, FGIC	1,095	1,239
		6,348
Hospitals, Nursing Homes & Health Care (2.8%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,152

Public Improvements (2.1%):
Richland County, Correctional Facilities Improvement, 5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	400
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	444
		844
Schools & Educational Services (33.4%):
Avon Ohio
2.00%, 12/1/23 (a)	200	205
3.00%, 12/1/33, Callable 12/1/25 @ 100 (a)	685	685
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM(b)	2,000	2,295
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student Credit Program(b)	350	393
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100(b)	1,240	1,437
Elida Local School District, School Facilities & Construction
1.69%, 12/1/21, AGM(c)	1,455	1,319
2.13%, 12/1/23, AGM	1,455	1,232
Miamisburg Ohio City School District
5.00%, 12/1/35, Callable 12/1/25 @ 100	500	599
5.00%, 12/1/36, Callable 12/1/25 @ 100	500	597
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	421
Northwest Ohio Local School District, Hamilton & Butler County School, 3.00%, 12/1/34, Callable 12/1/23 @ 100	500	490
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,717
Ohio State Water Development Authority Water Pollution Control Revenue, 5.00%, 6/1/22	500	614
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	649
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,048
		13,701
Utilities (Sewers, Telephone, Electric) (1.4%):
Greene County, Water System, 5.75%, 12/1/22, Callable 12/1/18 @ 100, ETM	500	569
		22,614
Revenue Bonds (40.9%):
Hospitals, Nursing Homes & Health Care (15.7%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,343
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,894
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,617
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	556
		6,410
Housing (2.6%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	1,000	1,049

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Public Improvements (5.2%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM(b)	$2,000	$2,149

Schools & Educational Services (14.6%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	1,260	1,425
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Callable 6/1/21 @ 100, Ohio CCD Program(b)	500	548
Ohio State University, Series A, 4.00%, 12/1/44, Callable 12/1/24 @ 100	1,000	1,049
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,115
Youngstown State University General Receipts
4.38%, 12/15/18, AGM	685	747
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,117
		6,001
Utilities (Sewers, Telephone, Electric) (2.8%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100(b)	1,000	1,160
		16,769
Total Municipal Bonds (Cost $35,637)		39,383

Investment Companies — (4.1%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.01% (d)	1,698,124	1,698
Total Investment Companies (Cost $1,698)		1,698
Total Investments (Cost $37,335) — 100.2%		41,081
Liabilities in excess of other assets — (0.2)%		(95)
NET ASSETS - 100.00%		$40,986

(a)	Security purchased on a when-issued basis.
(b)	Continuously callable with 30 days notice.
(c)	All or a portion of this security has been segregated for securities purchased on a when-issued basis.
(d)	Rate disclosed is the daily yield on January 31, 2016.

AGC-ICC—Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Strategic Allocation Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (1.5%)
Victory CEMP US Small Cap Volatility Wtd Index ETF	6,850	$208
Total Affiliated Exchange-Traded Funds (Cost $206)		208

Affiliated Mutual Funds (99.4%)
Victory CEMP Commodity Volatility Wtd Index Fund	212,760	1,240
Victory CEMP Long/Short Strategy Fund	147,320	1,532
Victory CEMP Market Neutral Income Fund	274,181	2,525
Victory INCORE Total Return Bond Fund	117,120	1,113
Victory Integrity Discovery Fund, Institutional Shares	19,814	630
Victory NewBridge Global Equity Fund	597,360	6,703
Total Affiliated Mutual Funds (Cost $14,323)		13,743

Investment Companies (0.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	68,401	68
Total Investment Companies (Cost $68)		68
Total Investments (Cost $14,597) — 101.4%		14,019
Liabilities in excess of other assets — (1.4)%		(190)
NET ASSETS - 100.00%		$13,829

(a)                   Rate disclosed is the daily yield on January 31, 2016.

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Investment Grade Convertible Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (70.9%)
Consumer Discretionary (7.3%):
Jarden Corp., 1.13%, 3/15/34	$213	$248
Priceline.com, Inc., Convertible Subordinated Notes, 1.00%, 3/15/18	1,372	1,737
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20	705	778
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32 , Callable 9/15/17 @ 100 (a)	1,203	1,154
		3,917

Energy (0.1%):
Whiting Petroleum Corp., Convertible Subordinated Notes, 1.25%, 4/1/20 (b)	134	73

Financials (12.6%):
Ares Capital Corp., Convertible Subordinated Notes
5.13%, 6/1/16	1,383	1,393
4.88%, 3/15/17	1,010	1,018
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18	495	507
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	596	757
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29 , Callable 11/1/17 @ 200	1,591	1,573
Old Republic International Corp., Convertible Subordinated Notes, 3.75%, 3/15/18	800	985
Prospect Capital Corp., 5.88%, 1/15/19	100	89
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	512	455
		6,777

Health Care (19.6%):
Alza Corp., Convertible Subordinated Notes, , 7/28/20 , Callable 2/24/16 @ 87.5 (c)	946	1,356
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.01%, 9/15/23 , Callable 3/10/16 @ 100 (a)(d)	713	1,114
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	642	2,366
Illumina, Inc., Convertible Subordinated Notes
0.00%, 6/15/19	830	854
0.50%, 6/15/21	817	889
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	145	148
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26 , Callable 2/29/16 @ 100 (a)	885	1,300
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,422	2,544
		10,571

Industrials (6.4%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	610	1,634
Danaher Corp., Convertible Subordinated Notes , 1/22/21 , Callable 2/24/16 @ 88.97 (c)	415	1,043
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	733	799
		3,476

Information Technology (20.5%):
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19	1,145	1,207
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	1,775	2,712
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	955	1,281
LinkedIn Corp., 0.50%, 11/1/19	475	481
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43 , Callable 11/20/18 @ 83 (a)	635	446
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	641	1,368
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19	1,345	1,594
Twitter, Inc., Convertible Subordinated Notes, 1.00%, 9/15/21	584	473

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	$895	$1,549
		11,111

Materials (4.4%):
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	1,435	1,422
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20	861	938
		2,360
Total Convertible Corporate Bonds (Cost $36,560)		38,285

Convertible Preferred Stocks (20.6%)
Consumer Staples (0.9%):
Tyson Foods, Inc., 4.75%	8,217	493

Energy (0.2%):
Southwestern Energy Co., 6.25%, Series B	4,050	83

Financials (10.1%):
AMG Capital Trust II, 5.15%	22,269	1,113
New York Community Capital Trust V, 6.00%	23,769	1,141
Wells Fargo & Co., 7.50%, Series L	2,257	2,642
Welltower, Inc., 6.50%, Series I	10,400	590
		5,486

Health Care (1.4%):
Allergan PLC, 5.50%, Series A	805	763

Industrials (1.9%):
Stanley Black & Decker I, Inc., 6.25%	9,615	1,020

Materials (0.3%):
Alcoa, Inc., 5.38%, Series 1	5,874	155

Utilities (5.8%):
Dominion Resources, Inc., 6.00%, Series B	11,064	623
Dominion Resources, Inc., 6.13%, Series A	11,099	621
Dominion Resources, Inc., 6.37%	15,620	777
Exelon Corp., 6.50%	5,060	218
NextEra Energy, Inc., 6.37%	16,155	890
		3,129
Total Convertible Preferred Stocks (Cost $11,697)		11,129

Investment Companies (8.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (e)	4,377,170	4,377
Total Investment Companies (Cost $4,377)		4,377
Total Investments (Cost $52,634) — 99.6%		53,791
Other assets in excess of liabilities — 0.4%		198
NET ASSETS - 100.00%		$53,989

(a)         Continuously callable with 30 days notice.

(b)         Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)          Continuously callable with 15 days notice.

See notes to schedules of investments.

(d)         Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2016.

(e)          Rate disclosed is the daily yield on January 31, 2016.

LLC—Limited Liability Co.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios

Notes to Schedules of Investments

January 31, 2016

(Unaudited)

1. Federal Tax Information:

At January 31, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	$800,205	$77,167	$(41,169)	$35,998
NewBridge Large Cap Growth Fund	46,993	25,013	(879)	24,134
Select Fund	2,922	169	(160)	9
Special Value Fund	101,743	2,993	(8,464)	(5,471)
Sycamore Established Value Fund	2,531,185	271,694	(148,327)	123,367
Sycamore Small Company Opportunity Fund	2,684,486	253,789	(267,502)	(13,713)
Expedition Emerging Markets Small Cap Fund	11,979	1,115	(1,441)	(326)
NewBridge Global Equity Fund	11,343	909	(921)	(12)
INCORE Fund for Income	937,706	15,125	(21,873)	(6,748)
National Municipal Bond Fund	57,550	4,587	—	4,587
Ohio Municipal Bond Fund	37,333	3,748	—	3,748
Strategic Allocation Fund	14,599	18	(598)	(580)
INCORE Investment Grade Convertible Fund	53,538	3,123	(2,870)	253

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of 25 funds.  The accompanying schedules of investments are those of the following 13 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered
Diversified Stock Fund	Class A, C, I, R, R6 and Y
NewBridge Large Cap Growth Fund	Class A, C, I, R and Y
Select Fund	Class A and I
Special Value Fund	Class A, C, I, R and Y
Sycamore Established Value Fund	Class A, I, R, R6 and Y
Sycamore Small Company Opportunity Fund	Class A, I, R, R6 and Y
Expedition Emerging Markets Small Cap Fund	Class A, C and I
NewBridge Global Equity Fund	Class A, C, I, R6 and R
INCORE Fund for Income	Class A, C, I, R, R6 and Y
National Municipal Fund	Class A and Y
Ohio Municipal Fund	Class A
Strategic Allocation Fund	Class A, C, I and R
INCORE Investment Grade Convertible Fund	Class A and I

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Victory Portfolios

Notes to Schedules of Investments- continued

January 31, 2016

(Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The NewBridge Global Equity Fund and Expedition Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an

Victory Portfolios

Notes to Schedules of Investments- continued

January 31, 2016

(Unaudited)

independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2016, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

Victory Portfolios

Notes to Schedules of Investments- continued

January 31, 2016

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Diversified Stock Fund
Common Stocks	$800,430	$—	$—	$800,430
Investment Companies	—	35,773	—	35,773
Total	$800,430	$35,773	$—	$836,203

NewBridge Large Cap Growth Fund
Common Stocks	$69,941	$—	$—	$69,941
Investment Companies	—	1,186	—	1,186
Total	$69,941	$1,186	$—	$71,127

Select Fund
Common Stocks	2,701	—	—	2,701
Investment Companies	—	230	—	230
Total	$2,701	$230	$—	$2,931

Special Value Fund
Common Stocks	91,795	—	—	91,795
Investment Companies	—	4,477	—	4,477
Total	$91,795	$4,477	$—	$96,272

Sycamore Established Value Fund
Common Stocks	2,360,620	—	—	2,360,620
Exchange-Traded Funds	39,063	—	—	39,063
Investment Companies	—	254,869	—	254,869
Total	$2,399,683	$254,869	$—	$2,654,552

Sycamore Small Company Opportunity Fund
Common Stocks	2,537,172	—	—	2,537,172
Exchange-Traded Funds	32,435	—	—	32,435
Investment Companies	—	101,166	—	101,166
Total	$2,569,607	$101,166	$—	$2,670,773

Expedition Emerging Markets Small Cap Fund
Common Stocks	337	10,508	19	10,864
Right	—	1	—	1
Cash Equivalents	—	788	—	788
Total	$337	$11,297	$19	$11,653

NewBridge Global Equity Fund
Common Stocks	6,831	4,299	—	11,130
Exchange Traded Funds	201	—	—	201
Total	$7,032	$4,299	$—	$11,331

INCORE Fund for Income
Government National Mortgage Association	—	668,872	—	668,872

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	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
U.S. Treasury Obligations	$—	$261,986	$—	$261,986
Investment Companies	—	100	—	100
Total	$—	$930,958	$—	$930,958

National Municipal Bond Fund
Municipal Bonds	—	61,281	—	61,281
Investment Companies	—	856	—	856
Total	$—	$62,137	$—	$62,137

Ohio Municipal Bond Fund
Municipal Bonds	—	39,383	—	39,383
Investment Companies	—	1,698	—	1,698
Total	$—	$41,081	$—	$41,081

Strategic Allocation Fund
Affiliated Exchange-Traded Funds	208	—	—	208
Affiliated Mutual Funds	13,743	—	—	13,743
Investment Companies	—	68	—	68
Total	$13,951	$68	$—	$14,019

INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	—	38,285	—	38,285
Convertible Preferred Stocks	8,874	2,255	—	11,129
Investment Companies	—	4,377	—	4,377
Total	$8,874	$44,917	$—	$53,791

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(Unaudited)

A significant transfer occurred between Levels 1 and 2 on recognition dates of October 31, 2015 and January 31, 2016. This was due to an infrequently traded security. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

Transfers from
Level 1 to Level 2

INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	1,141

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Common Stocks
Expedition Emerging Markets Small Cap Fund
Balance as of October 31, 2015	$25
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(6)
Purchases	—
Sales Proceeds	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of January 31, 2016	$19

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust’s policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A

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foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2016, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund, with the exception of the NewBridge Large Cap Growth Fund, Select Fund, Sycamore Established Value Fund and NewBridge Global Equity Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate

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and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2016, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in

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(Unaudited)

bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 28, 2016

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	March 28, 2016